EQUITY INCENTIVE PLAN - Key Assumptions Used in Valuation for Earn-Out Shares (Details) - Earn-Out Shares	12 Months Ended
Dec. 31, 2021 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Price	$ 10.92
Risk Free interest rate	0.96%
Expected dividend yield	0.00%
Term (years)	3 years
Expected volatility	54.50%